July 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Government Income Series, Inc.
          RiverSource Short Duration U.S. Government Fund
          RiverSource U.S. Government Mortgage Fund
     Post-Effective Amendment No. 48
     File Nos. 2-96512/811-4260

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on July 26, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
---------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.